Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	₩ 2,418,989	₩ 1,500,538	₩ 860,733
Items that will never be reclassified to profit or loss, net of taxes:
Remeasurement of defined benefit liabilities	16,374	(2,637)	(72,605)
Net change in other comprehensive income (loss) of investments in associates and joint ventures	4,796	271	(19,269)
Valuation gain (loss) on financial assets at fair value through other comprehensive income	920,871	579,678	(17,943)
Items that are or may be reclassified subsequently to profit or loss, net of taxes:
Net change in other comprehensive income (loss) of investments in associates and joint ventures	356,503	(114,478)	75,763
Net change in unrealized fair value of derivatives	16,133	19,138	40,681
Foreign currency translation differences for foreign operations	47,515	(20,150)	(5,618)
Other comprehensive income for the year, net of taxes	1,362,192	461,822	1,009
Total comprehensive income	3,781,181	1,962,360	861,742
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	3,473,445	1,869,075	891,051
Non-controlling interests	₩ 307,736	₩ 93,285	₩ (29,309)